Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,403	$2,469
Restricted assets (included in other assets - others)	131	546
	$2,534	$3,015